SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Consolidation

Consolidation

Effective April 30, 2011, we completed our acquisition of Sole Vision Technologies (fka MEGAsys and dba Iveda Taiwan), a company based in Taiwan. We consolidate our financial statements with the financial statements of Iveda Taiwan. All intercompany balances and transactions have been eliminated in consolidation. We have non-controlling interests consolidated in the Company’s Unaudited Condensed Consolidated Financial Statements represent the interest in subsidiaries held by our venture partners. The venture partners hold a 60% noncontrolling interest in the Company’s consolidated subsidiary Iveda Phils, Inc. located in the Philippines. Since the Company consolidates the financial statements of all wholly-owned and controlled subsidiaries, the noncontrolling owners’ share of each subsidiaries’ results of operations are deducted from net income or loss in the Unaudited Condensed Consolidated Statements of Operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We have a significant amount of property and equipment, and an intangible asset consisting of Cerebro, our software technology platform. We review the recoverability of the carrying value of long-lived assets using the methodology prescribed in ASC 360 “Property, Plant and Equipment.” We review our long-lived assets for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net operating cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying value of the assets exceeds their fair value. We did not record any impairment losses for the three and nine months ended September 30, 2024 and 2023.

Basis of Accounting Preparation

Basis of Accounting Preparation

Our consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

Use of Estimates

The preparation of Unaudited Condensed Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Revenue and Expense Recognition

Revenue and Expense Recognition

The Company applies the provisions of Accounting Standards Codification (ASC) 606-10, Revenue from Contracts with Customers, and all related appropriate guidance. The Company recognizes revenue under the core principle to depict the transfer of control to its customers in an amount reflecting the consideration to which it expects to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with the customer. In situations where sales are to a distributor, the Company has concluded its contracts are with the distributor as the Company holds a contract bearing enforceable rights and obligations only with the distributor. As part of its consideration for the contract, the Company evaluates certain factors including the customers’ ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products or completion of contracted scope of service, each of which is distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which it expects to be entitled. As the Company’s standard payment terms are less than one year, it has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on its relative standalone selling price. The product price as specified on the purchase order is considered the standalone selling price as it is an observable input which depicts the price as if sold to a similar customer in similar circumstances. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligations are satisfied), which typically occurs at shipment. Further in determining whether control has been transferred, the Company considers if there is a present right to payment and legal title, along with risks and rewards of ownership having transferred to the customer. Customers do not have a right to return the product other than for warranty reasons for which they would only receive repair services or replacement product. The Company has also elected the practical expedient under ASC 340-40-25-4 to expense commissions for product sales when incurred as the amortization period of the commission asset the Company would have otherwise recognized is less than one year.

The Company sells its products and services primarily to municipalities and commercial customers in the following manner:

●	The majority of Iveda Taiwan sales are project sales to Taiwan customers and are made direct to the end customer (typically a municipality or a commercial customer) through its sales force, which is composed of its employees. Revenue is recorded when the equipment is shipped to the end customer and charged for service when installation or maintenance work is performed.

Revenues from fixed-price equipment installation contracts (project sales) are recognized on the percentage-of-completion method. The percentage completed is measured by the percentage of costs incurred to date to estimated total costs for each contract. This method is used because management considers expended costs to be the best available measure of progress on these contracts. Because of inherent uncertainties in estimating costs and revenues, it is at least reasonably possible that the estimates used will change.

Contract costs include all direct material, subcontractors, labor costs, and equipment costs related to contract performance. General and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Changes in estimated job profitability resulting from job performance, job conditions, contract penalty provisions, claims, change orders, and settlements are accounted for as changes in estimates in the current period. Profit incentives are included in revenues when their realization is reasonably assured. Claims are included in revenues when realization is probable and the amount can be reliably estimated.

●	Iveda US hardware sales are made through independent distributors or integrators who purchase products from the Company at a wholesale price and sell to the end user (typically municipalities or a commercial customer) at a retail price. The distributor retains the margin as its compensation for its role in the transaction. The distributor or integrator generally maintains product inventory or product is drop shipped from the manufacturer. Accordingly, upon application of steps one through five above, revenue is recorded when the product is shipped to the distributor or as directed by the distributor consistent with the terms of the distribution agreement.

●	Iveda US also sells software that includes licensing fees that are paid either monthly or yearly. The revenues are recorded monthly, if the license is paid yearly the revenue will be recorded as deferred revenue and amortized on a straight-line basis over the respective time period.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Our current component of other comprehensive income is the foreign currency translation adjustment.

Concentrations

Concentrations

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable.

Substantially all cash is deposited in three financial institutions, two in the United States and one in Taiwan. At times, amounts on deposit in the United States may be in excess of the FDIC insurance limit. Deposits in Taiwan financial institutions are insured by CDIC (Central Deposit Insurance Corporation) with maximum coverage of NTD 3 million. At times, amounts on deposit in Taiwan may be in excess of the CDIC Insurance limit.

Accounts receivables are unsecured, and we are at risk to the extent such amount becomes uncollectible. We perform periodic credit evaluations of our customers’ financial condition and generally do not require collateral. 85% of the total accounts receivable at September 30, 2024 was from three customers out of a total of 25 customer accounts receivable accounts. The specific customers were Security Integration & Consultant Technology CO., LTD. (38%), Chicony Power Technology Co., Ltd. (34%) and Basecom Telecommunication Co., LTD (13%). 50% of the total accounts receivable at December 31, 2023 was from one customer out of a total of 24 customer accounts receivable accounts. This specific customer was Chunghwa Telecom.

Revenue from four customers out of 70 total customers represented approximately 88% of total revenue for the three months ended September 30, 2024. These specific customers were 1) Security Integration & Consultant Technology CO., LTD. (Taiwan company) with 32%, 2) Chicony Power Technology Co., Ltd. (Taiwan company) with 29%, 3) Basecom Telecommunication Co., LTD. with 14% and 4) Claro Enterprise Solutions with 13% (US Company). Revenue from two customers out of 62 total customers represented approximately 44% of total revenue for the three months ended September 30, 2023. The specific customers were 1) Chicony Power Technology Co., Ltd. (Taiwan company) with 26% and 2) HWACOM Systems Inc. (Taiwan company) with 18%.

Revenue from five customers out of 72 total customers represented approximately 76% of total revenue for the nine months ended September 30, 2024. These specific customers were 1) Security Integration & Consultant Technology CO., LTD. (Taiwan company) with 19%, 2) Chicony Power Technology Co., Ltd. (Taiwan company) with 16%, 3) HWACOM Systems Inc. (Taiwan company) with 15%, 4) Claro Enterprise Solutions with 14% (US Company) and 5) Chunghwa Telecom (Taiwan company) with 13%. Revenue from two customers out of 65 total customers represented approximately 57% of total revenue for the nine months ended September 30, 2023. These specific customers were 1) YOU MING HUEI CO. LTD. (Taiwan company) with 30% and 2) Chicony Power Technology Co., Ltd. (Taiwan company) with 27%

No other customers represented greater than 10% of total revenues in the three months and nine months ended September 30, 2024 and three months and nine months ended September 30, 2023.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable is recorded at the invoiced amount, net of allowance for expected credit losses. The Company’s primary allowance for credit losses is the allowance for doubtful accounts. The allowance for doubtful accounts reduces the Account receivable balance to the estimated net realizable value. The Company regularly reviews the adequacy of the allowance for credit losses based on a combination of factors. In establishing any required allowance, management considers historical losses adjusted for current market conditions, the Company’s customers financial condition, the amount of any receivables in dispute, the current receivables aging, current payment terms and expectations of forward-looking loss estimates.

All provisions for the allowance for doubtful accounts are included as a component of general and administrative expenses on the accompanying Unaudited Condensed consolidated statements of operations and comprehensive loss. Accounts receivable deemed uncollectable are charged against the allowance for credit losses when identified. Subsequent recoveries of amounts previously written off are credited to earnings in the period recovered. As of September 30, 2024 and December 31, 2023, respectively, an allowance for uncollectible accounts of $0 and $0 was deemed necessary for our consolidated Accounts Receivable.

Deposits – Current	Deposits – Current Our current deposits represent tender deposits placed with local governments and major customers in Taiwan during the bidding process for new proposed projects.
Other Current Assets

Other Current Assets

	September 30, 2024 (UNAUDITED)	December 31, 2023 (UNAUDITED)

Prepaid Expenses	$235,820	$236,098
Advances to Suppliers	115,827	115,827
Tender Deposits	196,665	83,656
Other Current Assets	$548,312	$435,581

Inventories

Inventories

We do not manufacture product hence all of our inventory is finished goods to be sold or used in the installation process. We review our inventories for excess or obsolete products based on an analysis of historical usage and an evaluation of estimated future demand, market conditions, and alternative uses for possible excess or obsolete parts. The allowance for slow-moving and obsolete inventory is $0 and $0, as of September 30, 2024 and December 31, 2023, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed primarily using the straight-line method over estimated useful lives of three to seven years. Expenditures for routine maintenance and repairs are charged to expense as incurred. Depreciation expense for the three and nine months ended September 30, 2024 were $8,000 and $23,806, respectively. Depreciation expense for the three and nine months ended September 30, 2023 were $11,122 and $18,313, respectively.

Intangible Asset

Intangible Asset

Intangible Asset – Cerebro Software Platform is our software technology platform contract developed during 2023 and 2024 and is expected to be deployed at the beginning of 2025. Cerebro is a software technology platform that integrates a multitude of disparate systems for central access and management of applications, subsystems, and devices throughout an entire environment. It is system agnostic and will support cross-platform interoperability. Cerebro’s roadmap includes a dashboard for all of Iveda’s platforms for central management of all devices. It provides remote access to a Dashboard for a single user interface, providing convenient anywhere, anytime access and analysis of relevant information in a timely manner for managing an entire organization or city. Cerebro links city systems and subsystems inseparably to each other. This integration and unification of all subsystems enable acquisition and analysis of all information on one central entity allowing comprehensive, effective and overall management and protection of a city. Our intangible assets are stated at cost and will be amortized using a straight-line method over estimated useful lives to be determined once it is deployed and put into service.

Other Assets

Other Assets

Other assets consist of long-term deposits related to the leases of Iveda Taiwan’ office space, and tender deposits placed with local governments and major customers in Taiwan as part of the bidding process, which are anticipated to be held more than one year if the bid is accepted.

Income Taxes

Income Taxes

Deferred income taxes are recognized in the consolidated financial statements for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates. Temporary differences arise from sales cut-off, depreciation, deferred rent expense, and net operating losses. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that represents our best estimate of such deferred tax assets that, more likely than not, will be realized. Income tax expense is the tax payable for the year and the change during the year in deferred tax assets and liabilities. During the nine months ended September 30, 2024 and nine months ended September 30, 2023, we reevaluated the valuation allowance for deferred tax assets and determined that no current benefits should be recognized for the nine months ended September 30, 2024 and for the nine months ended September 30, 2023.

We are subject to U.S. federal income tax as well as state income tax.

Our U.S. income tax returns are subject to review and examination by federal, state, and local authorities. Our U.S. tax returns for the years 2020 to 2023 are open to examination by federal, local, and state authorities.

Our Taiwan tax returns are subject to review and examination by the Taiwan Ministry of Finance. Our Taiwan tax return for the years 2020 to 2023 are open to examination by the Taiwan Ministry of Finance.

Restricted Cash	Restricted Cash Restricted cash represents time deposits on account to secure short-term bank loans in our Taiwan-based segment.
Accounts and Other Payables

Accounts and Other Payables

	September 30, 2024 (UNAUDITED)	December 31, 2023 (UNAUDITED)

Accounts Payable	$1,985,221	$179,949
Accrued Expenses	666,049	900,928
Deferred Revenue, Customer Deposits, & Taxes Payable	50,157	29,210
Accounts and Other Payables Total	$2,701,427	$1,110,087

Deferred Revenue	Deferred Revenue Advance payments received from customers on future installation projects are recorded as deferred revenue.
Non-Controlling Interests

Non-Controlling Interests

Non-controlling interests in the Company’s Unaudited Condensed Consolidated Financial Statements represent the interest in subsidiaries held by our venture partners. The venture partners hold a 60% noncontrolling interest in the Company’s consolidated subsidiary Iveda Phils, Inc. located in the Philippines. Since the Company consolidates the financial statements of all wholly-owned and controlled subsidiaries, the noncontrolling owners’ share of each subsidiaries’ results of operations are deducted from net income or loss in the Unaudited Condensed Consolidated Statements of Operations.

Stock-Based Compensation

Stock-Based Compensation

We record stock-based compensation in accordance with the provisions of ASC 718. We recognize stock-based compensation expense on a straight-line basis over the requisite service period of the award. The fair value of stock-based compensation awards granted prior to, but not yet vested as of September 30, 2024 and 2023, were estimated using the “minimum value method” as prescribed by original provisions of ASC 718, “Accounting for Stock-Based Compensation.” We recognized $0 and $25,600 stock-based compensation expense for the three and nine months ended September 30, 2024 and no stock- based compensation expense for three and nine months ended September 30, 2023.

Cost of Financing	Cost of Financing Cost of Financing consists of legal and accounting charges related to finance offerings as an offset to additional paid in capital.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to us as of September 30, 2024 and December 31, 2023. The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, accounts receivable, accounts payable, accrued expenses, and bank loans. Fair values were assumed to approximate carrying values for these financial instruments because they are short-term in nature or because they are receivable or payable on demand.

Segment Information

Segment Information

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues for other significant geographic regions are as follows:

	Net Revenue for the nine months ended September 30, 2024 (UNAUDITED)	Net Revenue for the nine months ended September 30, 2023 (UNAUDITED)
United States	$629,028	$799,356
Republic of China (Taiwan)	$3,649,955	$4,670,337

Furthermore, due to operations in various geographic locations, we are susceptible to changes in national, regional, and local economic conditions, demographic trends, consumer confidence in the economy, and discretionary spending priorities that may have a material adverse effect on our future operations and results.

We are required to collect certain taxes and fees from customers on behalf of government agencies and remit them back to the applicable governmental agencies on a periodic basis. The taxes and fees are legal assessments to the customer, for which we have a legal obligation to act as a collection agent. Because we do not retain the taxes and fees, we do not include such amounts in revenue. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable governmental agencies.

Reclassification	Reclassification Certain amounts in 2023 have been reclassified to conform to the 2024 presentation.
New Accounting Standards

New Accounting Standards

Financial Instruments - Credit Losses

The Company adopted Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit losses on financial instruments later codified as Accounting Standard codification (“ASC 326”), effective January 1, 2023, using a modified retrospective approach. The guidance introduces a revised approach to the recognition and measurement of credit losses, emphasizing an updated model based on expected losses rather than incurred losses. There was no significant impact on the date of adoption of ASC 326.

Under ASC 326, Accounts receivable is recorded at the invoiced amount, net of allowance for expected credit losses. The Company’s primary allowance for credit losses is the allowance for doubtful accounts. The allowance for doubtful accounts reduces the Account receivable balance to the estimated net realizable value. The Company regularly reviews the adequacy of the allowance for credit losses based on a combination of factors. In establishing any required allowance, management considers historical losses adjusted for current market conditions, the Company’s customers financial condition, the amount of any receivables in dispute, the current receivables aging, current payment terms and expectations of forward-looking loss estimates.

All provisions for the allowance for doubtful accounts are included as a component of general and administrative expenses on the accompanying Unaudited Condensed consolidated statements of operations and comprehensive loss. Accounts receivable deemed uncollectable are charged against the allowance for credit losses when identified. Subsequent recoveries of amounts previously written off are credited to earnings in the period recovered.